Shareholder Report, Holdings (Details)	May 31, 2025
C000233044 | 665279873 | Northern Institutional Treasury Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233044 | BYT9340 | Scout24 A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233044 | 7107250 | OPAP S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233044 | BNV08F0 | Ventia Services Group Pty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233044 | BNC0116 | Technip Energies N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233044 | BMXPBZ7 | Lottomatica Group Spa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233044 | BMFJ180 | VZ Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233044 | 6489465 | Kotobuki Spirits Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233044 | B8KH5G7 | TMX Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233044 | 6570660 | Maruwa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233044 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233044 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233044 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233044 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233044 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000233044 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000233044 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000233044 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000233044 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233044 | Japan
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000233044 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233044 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233044 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233044 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233044 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233044 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233044 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000233044 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000233044 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000233044 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000233044 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000233044 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000233044 | Industrials0182663
Holdings [Line Items]
Percent of Total Investments	96.00%
C000233044 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233045 | 665279873 | Northern Institutional Treasury Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233045 | BYT9340 | Scout24 A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233045 | 7107250 | OPAP S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233045 | BNV08F0 | Ventia Services Group Pty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233045 | BNC0116 | Technip Energies N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233045 | BMXPBZ7 | Lottomatica Group Spa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233045 | BMFJ180 | VZ Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233045 | 6489465 | Kotobuki Spirits Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233045 | B8KH5G7 | TMX Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233045 | 6570660 | Maruwa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233045 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233045 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233045 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233045 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233045 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000233045 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000233045 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000233045 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000233045 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233045 | Japan
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000233045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233045 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233045 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233045 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233045 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000233045 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000233045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000233045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000233045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000233045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000233045 | Industrials0182663
Holdings [Line Items]
Percent of Total Investments	96.00%
C000233045 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	4.00%
C000095114 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095114 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095114 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095114 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095114 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095114 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095114 | 741511109 | PriceSmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095114 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095114 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095114 | 29261A100 | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095114 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000095114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000095114 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000095114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000095114 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000095114 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000095114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000095114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000095114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000095114 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	1.40%
C000095114 | Financials49714P108
Holdings [Line Items]
Percent of Total Investments	98.60%
C000109647 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109647 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109647 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109647 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109647 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109647 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109647 | 741511109 | PriceSmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109647 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109647 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109647 | 29261A100 | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109647 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000109647 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109647 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109647 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000109647 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109647 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000109647 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000109647 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109647 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000109647 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109647 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000109647 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000109647 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	1.40%
C000109647 | Financials49714P108
Holdings [Line Items]
Percent of Total Investments	98.60%
C000124573 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124573 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124573 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124573 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124573 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124573 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124573 | 741511109 | PriceSmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124573 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124573 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124573 | 29261A100 | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124573 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124573 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124573 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000124573 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000124573 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124573 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124573 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000124573 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124573 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000124573 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000124573 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000124573 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000124573 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	1.40%
C000124573 | Financials49714P108
Holdings [Line Items]
Percent of Total Investments	98.60%
C000209896 | 665279873 | Northern Institutional Treasury Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209896 | 29261A100 | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209896 | 00912X302 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209896 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209896 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209896 | 974155103 | Wingstop, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209896 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209896 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209896 | 36168Q104 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209896 | 407497106 | Hamilton Lane, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209896 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209896 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209896 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209896 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209896 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000209896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000209896 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	2.70%
C000209896 | Real Estate33767E202
Holdings [Line Items]
Percent of Total Investments	97.30%
C000178802 | 665279873 | Northern Institutional Treasury Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000178802 | 29261A100 | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000178802 | 00912X302 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178802 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178802 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178802 | 974155103 | Wingstop, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000178802 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000178802 | G8473T100 | STERIS plc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000178802 | 36168Q104 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000178802 | 407497106 | Hamilton Lane, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000178802 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000178802 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178802 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178802 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000178802 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000178802 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178802 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000178802 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000178802 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000178802 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000178802 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000178802 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000178802 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	2.70%
C000178802 | Real Estate33767E202
Holdings [Line Items]
Percent of Total Investments	97.30%